STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF FINANCIAL CONDITION
Cash, restricted cash (in dollars)	$ 19,838,945	$ 25,873,362
Units outstanding	125,668,741	190,525,071